UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
 (Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Address of principal executive offices) (Zip code)

Andrea Stimmel, Chief Compliance Officer & Treasurer
332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Name and address of agent for service)

651-222-8478
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2016

Shares	Security Description	Fair Value
	COMMON STOCKS 98.8%
	CONSUMER DISCRETIONARY 4.7%
1,420,000	Target Corp	$97,525,600
1,160,000	Walt Disney Co/The	107,717,600
		205,243,200
	CONSUMER STAPLES 5.3%
1,960,000	General Mills Inc	125,204,800
2,770,000	Hormel Foods Corp	105,066,100
		230,270,900
	ENERGY 2.6%
1,450,000	Schlumberger Ltd (a)	114,028,000

	FINANCIALS 11.5%
680,000	American Express Co	43,547,200
1,910,000	Associated Banc-Corp	37,416,900
780,000	Great Western Bancorp Inc	25,989,600
1,730,000	Principal Financial Group Inc	89,112,300
270,000	Travelers Cos Inc/The	30,928,500
4,470,000	US Bancorp/MN	191,718,300
1,850,000	Wells Fargo & Co	81,918,000
		500,630,800
	HEALTH CARE 23.4%
470,000	Abbott Laboratories	19,876,300
1,130,000	Baxter International Inc	53,788,000
890,000	Bio-Techne Corp	97,455,000
1,280,000	Johnson & Johnson	151,206,400
1,780,000	Medtronic PLC (f)	153,792,000
1,110,000	Patterson Cos Inc	50,993,400
2,700,000	Pfizer Inc	91,449,000
3,170,000	Roche Holding AG (e)	98,174,900
50,000	Shire PLC (e)	9,693,000
2,180,000	St Jude Medical Inc (b)	173,876,800
245,000	UnitedHealth Group Inc	34,300,000
600,000	Zimmer Holdings Inc (b)	78,012,000
		1,012,616,800
	INDUSTRIALS 28.9%
950,000	3M Co	167,418,500
1,320,000	CH Robinson Worldwide Inc	93,007,200
3,630,000	Donaldson Co Inc	135,507,900
980,000	Emerson Electric Co	53,419,800
1,450,000	Fastenal Co	60,581,000
223,545	G&K Services Inc, Class A	21,346,312
540,000	Generac Holdings Inc (b)	19,602,000
2,170,000	General Electric Co	64,275,400
2,010,000	Graco Inc	148,740,000
1,360,000	Honeywell International Inc	158,562,400
1,660,000	Pentair PLC (a)	106,638,400
250,000	Proto Labs Inc (b)	14,977,500
125,000	Snap-on Inc	18,995,000
2,720,000	Toro Co/The	127,404,800
590,000	United Parcel Service Inc, Class B	64,522,400
		1,254,998,612
	INFORMATION TECHNOLOGY 9.6%
42,000	Alphabet Inc (b)	32,646,180
1,220,000	Badger Meter Inc	40,882,200
1,650,000	Corning Inc	39,022,500
2,070,000	Cray Inc (b) (d)	48,727,800
780,000	Fiserv Inc (b)	77,586,600
348,891	NVE Corp (d)	20,563,636
1,020,000	QUALCOMM Inc	69,870,000
930,000	Stratasys Ltd (a) (b)	22,403,700
3,050,000	Western Union Co/The	63,501,000
		415,203,616

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2016

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		MATERIALS 12.8%
2,920,000		Bemis Co Inc	$148,949,200
1,589,999		Ecolab Inc	193,534,678
2,481,600		HB Fuller Co	115,319,952
910,000		Valspar Corp/The	96,523,700
			554,327,530

		TOTAL COMMON STOCKS	$4,287,319,458
		(cost $2,412,705,846)

		SHORT-TERM INVESTMENTS 1.0%
42,658,433		First American Government Obligations Fund, 0.05% (c)	$42,658,433
		(cost $42,658,433)

		TOTAL INVESTMENTS 99.8%	$4,329,977,891
		(cost $2,455,364,279)

		OTHER ASSETS AND LIABILITIES (NET) 0.2%	8,474,027

		TOTAL NET ASSETS 100.0%	$4,338,451,918

	(a)	Foreign security denominated in U.S. dollars. As of September 30, 2016, these securities represented $243,070,100 or 5.6% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2016.
	(d)	Affiliated company at September 30, 2016.
	(e)	American Depositary Receipt.
	(f)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, Mairs & Power, Inc. (the Adviser) will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Mairs & Power, Inc. (the “Adviser”).

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)				September 30, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 34.4%
	CORPORATE BONDS 31.3%
	CONSUMER DISCRETIONARY 3.3%
$ 250,000	ServiceMaster Co LLC/The	7.100%	03/01/18	$257,813
500,000	Best Buy Co Inc	5.000%	08/01/18	529,785
1,000,000	Ford Motor Credit Co LLC	3.000%	12/20/18	1,009,341
1,000,000	Time Warner Cable Inc	4.125%	02/15/21	1,061,450
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,107,500
555,000	Kohl’s Corp	4.000%	11/01/21	593,816
500,000	Whirlpool Corp	4.700%	06/01/22	562,947
750,000	Newell Rubbermaid Inc	4.000%	06/15/22	805,333
1,000,000	Block Financial LLC	5.500%	11/01/22	1,085,366
1,000,000	Staples Inc	4.375%	01/12/23	1,030,687
2,000,000	Kohl’s Corp	3.250%	02/01/23	2,013,440
1,000,000	Wyndham Worldwide Corp	3.900%	03/01/23	1,035,599
975,000	LKQ Corp	4.750%	05/15/23	1,001,812
500,000	Hyatt Hotels Corp	3.375%	07/15/23	514,184
1,000,000	Viacom Inc	4.250%	09/01/23	1,062,644
2,000,000	Viacom Inc	3.875%	04/01/24	2,061,336
1,000,000	Ford Motor Credit Co LLC	4.000%	04/20/24	999,597
2,000,000	Macy’s Retail Holdings Inc	3.625%	06/01/24	2,009,060
1,000,000	Tiffany & Co	3.800%	10/01/24	1,045,426
1,000,000	Coach Inc	4.250%	04/01/25	1,044,993
1,000,000	Ford Motor Credit Co LLC	4.134%	08/04/25	1,055,030
2,000,000	Priceline Group Inc/The	3.600%	06/01/26	2,096,952
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	1,043,746
2,000,000	Comcast Corp	4.250%	01/15/33	2,221,352
				27,249,209
	CONSUMER STAPLES 1.0%
525,000	Cargill Inc (e)	6.000%	11/27/17	552,229
2,250,000	Land O’ Lakes Inc (e)	6.000%	11/15/22	2,495,250
1,000,000	Walgreens Boots Alliance Inc	3.800%	11/18/24	1,073,432
1,949,000	Land O’Lakes Capital Trust I (e)	7.450%	03/15/28	2,153,645
500,000	Altria Group Inc	4.250%	08/09/42	540,967
1,000,000	Cargill Inc (e)	4.100%	11/01/42	1,062,530
				7,878,053
	ENERGY 2.2%
250,000	ConocoPhillips Co	6.650%	07/15/18	271,915
2,000,000	ConocoPhillips Co	4.200%	03/15/21	2,164,704
140,000	Gulf South Pipeline Co LP	4.000%	06/15/22	135,648
500,000	Western Gas Partners LP	4.000%	07/01/22	511,251
655,000	FMC Technologies Inc	3.450%	10/01/22	663,668
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,499,363
2,000,000	Williams Cos Inc/The	3.700%	01/15/23	1,940,000
575,000	DCP Midstream Operating LP	3.875%	03/15/23	549,125
2,000,000	Halliburton Co	3.500%	08/01/23	2,064,394
1,000,000	Diamond Offshore Drilling Inc	3.450%	11/01/23	874,050
2,300,000	Murphy Oil Corp	6.875%	08/15/24	2,377,515
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	514,633
1,000,000	ConocoPhillips Co	3.350%	11/15/24	1,023,814
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	1,046,108
1,500,000	Transocean Inc (a)	7.500%	04/15/31	1,027,500
500,000	Murphy Oil Corp (d)	5.125%	12/01/42	442,879
500,000	Apache Corp	4.250%	01/15/44	485,709
				17,592,276

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS 12.9%
$ 500,000	National City Bank/Cleveland OH	5.250%	12/15/16	$504,016
500,000	M&I Marshall & Ilsley Bank	5.000%	01/17/17	504,585
500,000	Citigroup Inc	5.500%	02/15/17	507,278
500,000	Sirius International Group Ltd (a) (e)	6.375%	03/20/17	507,922
250,000	Bank of America Corp	5.700%	05/02/17	255,859
500,000	Royal Bank of Scotland Group PLC (a)	4.250%	07/15/17	502,596
500,000	Comerica Bank	5.200%	08/22/17	516,898
500,000	Bank of America Corp	6.000%	09/01/17	519,916
500,000	American Express Bank FSB	6.000%	09/13/17	521,501
500,000	Bear Stearns Cos LLC/The	6.400%	10/02/17	523,710
500,000	Prudential Financial Inc	6.000%	12/01/17	526,629
500,000	Barclays Bank PLC (a) (e)	6.050%	12/04/17	522,830
1,000,000	Morgan Stanley	5.950%	12/28/17	1,052,944
500,000	Goldman Sachs Group Inc/The	5.950%	01/18/18	527,518
500,000	Wachovia Corp	5.750%	02/01/18	528,291
250,000	Lincoln National Corp	7.000%	03/15/18	268,520
500,000	SunTrust Bank/Atlanta GA	7.250%	03/15/18	539,040
500,000	Morgan Stanley	6.625%	04/01/18	535,740
1,000,000	Jefferies Group LLC	5.125%	04/13/18	1,044,014
500,000	Bank of America Corp	6.875%	04/25/18	539,429
500,000	Provident Cos Inc	7.000%	07/15/18	544,271
500,000	MetLife Inc	6.817%	08/15/18	549,089
500,000	Hartford Financial Services Group Inc/The	6.000%	01/15/19	544,924
500,000	Royal Bank of Scotland Group PLC (a)	5.250%	02/15/19	519,781
500,000	BB&T Corp	6.850%	04/30/19	566,150
250,000	WR Berkley Corp	6.150%	08/15/19	275,208
500,000	Protective Life Corp	7.375%	10/15/19	576,557
500,000	Prospect Capital Corp	5.125%	11/15/19	498,829
500,000	Credit Suisse/New York NY (a)	5.400%	01/14/20	546,533
500,000	Prospect Capital Corp	4.000%	01/15/20	487,604
500,000	Morgan Stanley	5.500%	01/26/20	554,407
500,000	Hartford Financial Services Group Inc/The	5.500%	03/30/20	557,443
450,000	Compass Bank	5.500%	04/01/20	482,429
1,000,000	Barclays PLC (a)	3.250%	01/12/21	1,016,368
1,000,000	Regions Financial Corp	3.200%	02/08/21	1,039,559
2,000,000	American International Group Inc	3.300%	03/01/21	2,098,398
1,000,000	HSBC Holdings PLC (a)	3.400%	03/08/21	1,034,261
1,000,000	Nationwide Financial Services Inc (e)	5.375%	03/25/21	1,121,507
500,000	Markel Corp	5.350%	06/01/21	561,160
1,000,000	Capital One Financial Corp	4.750%	07/15/21	1,112,793
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	564,480
500,000	Genworth Holdings Inc	7.625%	09/24/21	477,500
500,000	Aflac Inc	4.000%	02/15/22	548,975
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,020,432
1,000,000	Invesco Finance PLC (a)	3.125%	11/30/22	1,037,713
1,000,000	Standard Chartered PLC (a) (e)	3.950%	01/11/23	997,342
2,000,000	Wells Fargo & Co	3.450%	02/13/23	2,062,376
2,500,000	Assurant Inc	4.000%	03/15/23	2,544,487
1,000,000	Markel Corp	3.625%	03/30/23	1,034,313
1,000,000	General Motors Financial Co Inc	3.700%	05/09/23	1,017,058
1,500,000	Citigroup Inc	3.500%	05/15/23	1,541,011
500,000	Morgan Stanley	4.100%	05/22/23	528,631
2,000,000	Liberty Mutual Group Inc (e)	4.250%	06/15/23	2,163,614
2,000,000	E*TRADE Financial Corp	4.625%	09/15/23	2,078,630
500,000	Ameriprise Financial Inc	4.000%	10/15/23	547,967
500,000	CNA Financial Corp	7.250%	11/15/23	608,016
500,000	Pacific Life Insurance Co (e)	7.900%	12/30/23	624,133

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$ 1,000,000	Moody’s Corp	4.875%	02/15/24	$1,137,580
1,000,000	NASDAQ OMX Group Inc/The	4.250%	06/01/24	1,075,784
500,000	Wintrust Financial Corp	5.000%	06/13/24	512,719
250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	279,317
1,060,000	Legg Mason Inc	3.950%	07/15/24	1,084,427
500,000	Symetra Financial Corp	4.250%	07/15/24	519,094
1,500,000	Stifel Financial Corp	4.250%	07/18/24	1,517,288
1,000,000	Citigroup Inc	4.000%	08/05/24	1,048,488
1,500,000	Synchrony Financial	4.250%	08/15/24	1,574,874
1,000,000	Bank of America Corp	4.200%	08/26/24	1,058,944
2,800,000	Brown & Brown Inc	4.200%	09/15/24	2,912,669
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,162,576
1,000,000	TIAA Asset Management Finance Co LLC (e)	4.125%	11/01/24	1,054,228
2,000,000	American Express Co	3.625%	12/05/24	2,081,300
1,000,000	Associated Banc-Corp	4.250%	01/15/25	1,040,926
2,000,000	Kemper Corp	4.350%	02/15/25	2,054,516
1,050,000	TCF National Bank	4.600%	02/27/25	1,071,443
1,000,000	Lincoln National Corp	3.350%	03/09/25	1,021,887
250,000	Liberty Mutual Insurance Co (e)	8.500%	05/15/25	318,738
3,000,000	American International Group Inc	3.750%	07/10/25	3,146,538
1,000,000	Synchrony Financial	4.500%	07/23/25	1,056,752
1,000,000	Janus Capital Group Inc	4.875%	08/01/25	1,071,753
3,000,000	HSBC Holdings PLC (a)	4.250%	08/18/25	3,079,863
1,000,000	Capital One Financial Corp	4.200%	10/29/25	1,043,292
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,642,351
2,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	2,078,576
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,060,944
2,000,000	Voya Financial Inc	3.650%	06/15/26	1,991,010
2,000,000	MSCI Inc (e)	4.750%	08/01/26	2,025,000
2,000,000	Old Republic International Corp	3.875%	08/26/26	1,996,484
500,000	Morgan Stanley	4.350%	09/08/26	533,801
1,000,000	National Rural Utilities Cooperative Finance Corp	3.000%	11/15/26	1,005,336
1,000,000	Citigroup Inc	4.300%	11/20/26	1,048,789
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,067,007
250,000	Provident Cos Inc	7.250%	03/15/28	312,967
1,000,000	JPMorgan Chase & Co (d)	3.000%	03/21/28	980,919
1,000,000	Royal Bank of Canada (a)	3.000%	05/10/28	923,014
500,000	Farmers Exchange Capital (e)	7.050%	07/15/28	599,974
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	511,367
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	496,760
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	503,218
1,000,000	JPMorgan Chase & Co (d)	3.250%	01/31/33	1,005,135
649,000	Lloyds Bank PLC (a) (d)	3.400%	01/31/33	615,947
250,000	Citigroup Inc (d)	4.000%	06/27/34	246,390
538,000	Bank of America Corp	4.000%	08/15/34	543,594
1,000,000	Prudential Financial Inc	4.050%	11/15/34	1,010,077
1,000,000	Goldman Sachs Group Inc/The	4.000%	01/30/35	1,000,022
1,000,000	Berkshire Hathaway Finance Corp	4.400%	05/15/42	1,135,361
500,000	MetLife Inc	4.125%	08/13/42	497,572
500,000	Swiss Re Treasury US Corp (e)	4.250%	12/06/42	532,036
500,000	Pacific LifeCorp (e)	5.125%	01/30/43	545,430
500,000	Berkshire Hathaway Finance Corp	4.300%	05/15/43	561,755
500,000	Principal Financial Group Inc	4.350%	05/15/43	510,434
				105,939,451

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	HEALTH CARE 0.9%
$ 500,000	UnitedHealth Group Inc	6.000%	02/15/18	$531,406
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,108,064
1,000,000	Laboratory Corp of America Holdings	3.750%	08/23/22	1,066,051
1,000,000	Laboratory Corp of America Holdings	4.000%	11/01/23	1,077,024
1,000,000	Mylan Inc/PA	4.200%	11/29/23	1,046,464
500,000	Wyeth LLC	6.450%	02/01/24	632,948
2,000,000	Actavis Funding SCS (a)	3.800%	03/15/25	2,116,708
				7,578,665
	INDUSTRIALS 2.6%
500,000	Masco Corp	7.125%	03/15/20	575,000
150,000	Pentair Finance SA (a)	3.625%	09/15/20	155,355
500,000	Pentair Finance SA (a)	5.000%	05/15/21	545,377
500,000	IDEX Corp	4.200%	12/15/21	531,012
500,000	GATX Corp	4.750%	06/15/22	557,390
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (e)	4.875%	07/11/22	557,948
818,000	Pentair Finance SA (a)	3.150%	09/15/22	817,513
2,000,000	Dun & Bradstreet Corp/The	4.375%	12/01/22	2,084,856
2,000,000	Crown Americas LLC / Crown Americas Capital Corp IV	4.500%	01/15/23	2,075,000
1,000,000	GATX Corp	3.900%	03/30/23	1,043,271
500,000	Ingersoll-Rand Global Holding Co Ltd (a)	4.250%	06/15/23	552,430
1,000,000	Flowserve Corp	4.000%	11/15/23	1,046,080
2,126,000	Air Lease Corp	4.850%	02/01/24	2,208,149
500,000	Pitney Bowes Inc	4.625%	03/15/24	519,928
375,000	Oshkosh Corp	5.375%	03/01/25	392,344
500,000	Toro Co/The	7.800%	06/15/27	647,699
500,000	General Electric Capital Corp	3.500%	05/15/32	507,342
2,000,000	Eaton Corp	4.000%	11/02/32	2,142,116
2,000,000	General Electric Capital Corp	4.000%	02/14/33	1,990,950
1,000,000	Pitney Bowes Inc	5.250%	01/15/37	999,767
590,000	Eaton Corp	4.150%	11/02/42	629,908
500,000	Lockheed Martin Corp	4.070%	12/15/42	535,614
				21,115,049
	INFORMATION TECHNOLOGY 3.6%
500,000	Western Union Co/The	5.930%	10/01/16	500,000
500,000	Broadridge Financial Solutions Inc	6.125%	06/01/17	514,598
500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	531,269
81,000	Hewlett-Packard Co	3.750%	12/01/20	85,332
750,000	Hewlett-Packard Co	4.300%	06/01/21	811,175
2,000,000	NetApp Inc	3.375%	06/15/21	2,093,468
1,000,000	eBay Inc	3.800%	03/09/22	1,069,374
500,000	Motorola Solutions Inc	3.750%	05/15/22	512,815
2,000,000	Symantec Corp	3.950%	06/15/22	2,044,722
1,000,000	Computer Sciences Corp	4.450%	09/15/22	1,058,049
1,000,000	Hewlett-Packard Co	4.050%	09/15/22	1,063,824
1,025,000	Fiserv Inc	3.500%	10/01/22	1,089,813
3,000,000	Autodesk Inc	3.600%	12/15/22	3,075,702
2,000,000	Fidelity National Information Services Inc	3.500%	04/15/23	2,098,582
1,352,000	Total System Services Inc	3.750%	06/01/23	1,387,391
2,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (e)	5.450%	06/15/23	2,142,914
1,000,000	Altera Corp	4.100%	11/15/23	1,129,099
500,000	Motorola Solutions Inc	4.000%	09/01/24	505,716
1,000,000	Lam Research Corp	3.800%	03/15/25	1,041,722
500,000	Arrow Electronics Inc	4.000%	04/01/25	510,337
4,000,000	Intel Corp	4.000%	12/15/32	4,385,084
1,500,000	Western Union Co/The	6.200%	11/17/36	1,577,217
				29,228,203

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	MATERIALS 2.9%
$ 500,000	Valspar Corp/The	6.050%	05/01/17	$513,933
500,000	Carpenter Technology Corp	5.200%	07/15/21	521,057
500,000	Freeport-McMoRan Inc	4.000%	11/14/21	473,125
175,000	Mosaic Co/The	3.750%	11/15/21	185,007
1,500,000	Newmont Mining Corp	3.500%	03/15/22	1,557,959
500,000	Barrick Gold Corp (a)	3.850%	04/01/22	530,296
1,000,000	Domtar Corp	4.400%	04/01/22	1,057,084
1,000,000	RPM International Inc	3.450%	11/15/22	1,024,228
500,000	Carpenter Technology Corp	4.450%	03/01/23	494,303
500,000	Freeport-McMoRan Inc	3.875%	03/15/23	448,710
1,402,000	Reliance Steel & Aluminum Co	4.500%	04/15/23	1,465,344
1,750,000	Barrick Gold Corp (a)	4.100%	05/01/23	1,887,233
2,000,000	Nucor Corp	4.000%	08/01/23	2,155,346
1,000,000	BP Capital Markets PLC (a)	3.994%	09/26/23	1,092,694
2,000,000	Mosaic Co/The	4.250%	11/15/23	2,126,870
1,000,000	Freeport-McMoRan Inc	4.550%	11/14/24	906,250
1,000,000	Eastman Chemical Co	3.800%	03/15/25	1,058,537
865,000	Union Carbide Corp	7.500%	06/01/25	1,083,102
2,000,000	CF Industries Inc	5.150%	03/15/34	2,014,546
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,291,614
1,000,000	Alcoa Inc	5.950%	02/01/37	1,005,500
1,000,000	Newmont Mining Corp	4.875%	03/15/42	1,053,690
				23,946,428
	REAL ESTATE 0.2%
1,250,000	CBRE Services Inc	5.000%	03/15/23	1,316,641
455,000	CBRE Services Inc	5.250%	03/15/25	487,669
				1,804,310

	TELECOMMUNICATION SERVICES 0.6%
500,000	CenturyLink Inc	6.150%	09/15/19	540,000
3,000,000	AT&T Inc	3.000%	06/30/22	3,084,324
500,000	Qwest Capital Funding Inc	6.875%	07/15/28	472,500
1,000,000	Verizon Communications Inc	4.400%	11/01/34	1,058,138
				5,154,962
	UTILITIES 1.1%
500,000	Commonwealth Edison Co	6.150%	09/15/17	522,596
1,000,000	Tampa Electric Co	6.100%	05/15/18	1,066,962
250,000	Vectren Utility Holdings Inc	5.750%	08/01/18	264,902
250,000	South Jersey Gas Co	7.125%	10/22/18	272,299
250,000	United Utilities PLC (a)	5.375%	02/01/19	267,417
1,170,000	ONEOK Inc	4.250%	02/01/22	1,146,600
785,000	SCANA Corp	4.125%	02/01/22	820,604
1,000,000	Exelon Generation Co LLC	4.250%	06/15/22	1,073,207
900,000	National Fuel Gas Co	3.750%	03/01/23	910,441
1,060,000	PSEG Power LLC	4.300%	11/15/23	1,150,395
1,550,000	Dominion Resources Inc/VA	3.625%	12/01/24	1,641,430
				9,136,853

	TOTAL CORPORATE BONDS			256,623,459

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2016

Par Value	Security Description			Fair Value
	ASSET BACKED SECURITIES 2.6%
$ 220,865	Continental Airlines 1997-4 Class B Pass Through Trust	6.900%	07/02/18	$223,626
665,901	Delta Air Lines 2012-1 Class B Pass Through Trust (e)	6.875%	05/07/19	719,173
299,202	American Airlines 2011-1 Class B Pass Through Trust (e)	7.000%	07/31/19	311,169
49,319	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	51,075
355,586	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	372,690
278,907	Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	10/15/20	297,036
407,337	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	456,217
592,962	American Airlines 2011-1 Class A Pass Through Trust	5.250%	07/31/22	643,068
453,213	United Airlines 2014-1 Class B Pass Through Trust	4.750%	10/11/23	463,411
181,505	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	203,739
332,192	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	376,639
844,524	Delta Air Lines 2007-1 Class B Pass Through Trust (e)	8.021%	02/10/24	961,744
67,817	United Airlines 2014-2 Class B Pass Through Trust	4.625%	03/03/24	69,004
583,591	American Airlines 2014-1 Class B Pass Through Trust	4.375%	04/01/24	593,045
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	06/01/24	1,058,100
690,749	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	768,459
1,316,979	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/01/24	1,280,762
1,402,427	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	1,453,335
940,513	American Airlines 2015-2 Class B Pass Through Trust	4.400%	03/22/25	945,404
362,459	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	430,203
3,212,681	American Airlines 2016-1 Class B Pass Through Trust	5.250%	07/15/25	3,355,324
536,332	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	573,232
902,156	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	983,350
871,543	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	923,835
2,057,179	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	07/15/27	2,069,933
1,411,190	American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	1,481,750
488,176	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	505,848
				21,571,171

	PREFERRED SECURITIES 0.5%
10,000	Raymond James Financial Inc	6.900%	03/15/42	258,700
20,000	Protective Life Corp	6.000%	09/01/42	518,400
20,000	Selective Insurance Group Inc	5.875%	02/09/43	525,200
40,000	WR Berkley Corp	5.625%	04/30/53	1,036,000
20,000	Verizon Communications Inc	5.900%	02/15/54	558,800
20,000	American Financial Group Inc/OH	6.250%	09/30/54	540,400
20,000	Qwest Corp	6.875%	10/01/54	541,000
10,000	NextEra Energy Capital Holdings Inc	5.700%	03/01/72	256,300
				4,234,800

	TOTAL FIXED INCOME SECURITIES			$282,429,430
	(cost $270,356,106)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2016

Shares	Security Description	Fair Value
	COMMON STOCKS 63.2%
	CONSUMER DISCRETIONARY 2.7%
72,000	Home Depot Inc/The	$9,264,960
194,000	Target Corp	13,323,920
		22,588,880
	CONSUMER STAPLES 3.1%
90,000	General Mills Inc	5,749,200
46,000	Hershey Co/The	4,397,600
272,000	Hormel Foods Corp	10,316,960
40,000	Kimberly-Clark Corp	5,045,600
		25,509,360
	ENERGY 5.6%
130,000	Chevron Corp	13,379,600
40,000	ConocoPhillips Co	1,738,800
203,000	Exxon Mobil Corp	17,717,840
166,000	Schlumberger Ltd (a)	13,054,240
		45,890,480
	FINANCIALS 9.2%
78,000	American Express Co	4,995,120
414,000	Associated Banc-Corp	8,110,260
158,000	JPMorgan Chase & Co	10,521,220
271,000	Principal Financial Group Inc	13,959,210
35,000	Travelers Cos Inc/The	4,009,250
535,000	US Bancorp/MN	22,946,150
240,000	Wells Fargo & Co	10,627,200
		75,168,410
	HEALTH CARE 14.7%
297,000	Abbott Laboratories	12,560,130
84,000	AbbVie Inc	5,297,880
131,000	Baxter International Inc	6,235,600
113,500	Bristol-Myers Squibb Co	6,119,920
71,000	Eli Lilly & Co	5,698,460
160,000	Johnson & Johnson	18,900,800
252,500	Medtronic PLC (g)	21,816,000
60,000	Patterson Cos Inc	2,756,400
468,000	Pfizer Inc	15,851,160
456,000	Roche Holding AG ADR (f)	14,122,320
19,414	Shire PLC ADR (f)	3,763,598
51,000	UnitedHealth Group Inc	7,140,000
		120,262,268
	INDUSTRIALS 14.8%
91,000	3M Co	16,036,930
147,000	CH Robinson Worldwide Inc	10,357,620
26,000	Deluxe Corp	1,737,320
256,000	Emerson Electric Co	13,954,560
421,000	General Electric Co	12,470,020
193,000	Graco Inc	14,282,000
152,000	Honeywell International Inc	17,721,680
138,000	Pentair PLC (a)	8,865,120
80,000	Toro Co/The	3,747,200
204,100	United Parcel Service Inc, Class B	22,320,376
		121,492,826
	INFORMATION TECHNOLOGY 5.7%
7,100	Alphabet Inc (b)	5,518,759
420,000	Corning Inc	9,933,000
60,000	International Business Machines Corp	9,531,000
125,000	QUALCOMM Inc	8,562,500
637,000	Western Union Co/The	13,262,340
		46,807,599

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2016

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		MATERIALS 6.2%
165,000		Bemis Co Inc	$8,416,650
165,000		Ecolab Inc	20,083,800
156,000		HB Fuller Co	7,249,320
139,000		Valspar Corp/The	14,743,730
			50,493,500
		UTILITIES 1.2%
88,000		ALLETE Inc	5,246,560
108,000		Xcel Energy Inc	4,443,120
			9,689,680

		TOTAL COMMON STOCKS	$517,903,003
		(cost $371,634,691)

		PREFERRED STOCKS 0.0% (h)
		UTILITIES 0.0% (h)
10,000		SCE Trust I	$255,900

		TOTAL PREFERRED STOCKS	$255,900
		(cost $250,000)

		SHORT-TERM INVESTEMENTS 2.3%
18,839,536		First American Government Obligations Fund, 0.05% (c)	$18,839,536
		(cost $18,839,536)

		TOTAL INVESTMENTS 99.9%	$819,427,869
		(cost $661,080,333)

		OTHER ASSETS AND LIABILITIES (NET) 0.1%	648,171

		TOTAL NET ASSETS 100.0%	$820,076,040

	(a)	Foreign security denominated in U.S. dollars. As of September 30, 2016, these securities represented $42,216,053 or 5.1% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2016.
	(d)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2016.
	(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund’s Board of Trustees.  As of September 30, 2016, these securities represented $21,969,356 or 2.7% of total net assets.

	(f)	American Depositary Receipt.
	(g)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, or 3) where it earns the majority of its profits.

	(h)	Percentage is less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2016

Shares	Security Description	Fair Value
	COMMON STOCKS 97.9%
	CONSUMER DISCRETIONARY 6.7%
33,800	Buffalo Wild Wings Inc (b)	$4,757,012
312,985	Gentherm Inc (b)	9,833,989
250,223	Marcus Corp/The	6,265,584
94,000	Tile Shop Holdings Inc (b)	1,555,700
		22,412,285
	CONSUMER STAPLES 2.6%
73,500	Casey’s General Stores Inc	8,831,025

	ENERGY 0.9%
262,900	Oasis Petroleum Inc (b)	3,015,463

	FINANCIALS 21.7%
391,000	Associated Banc-Corp	7,659,690
262,613	Bank Mutual Corp	2,016,868
301,816	Cardinal Financial Corp	7,874,379
105,800	Cullen/Frost Bankers Inc	7,611,252
184,196	EMC Insurance Group Inc	4,960,398
342,400	Glacier Bancorp Inc	9,765,248
255,800	Great Western Bancorp Inc	8,523,256
132,950	PrivateBancorp Inc	6,105,064
208,412	United Fire Group Inc	8,819,996
166,500	Wintrust Financial Corp	9,252,405
		72,588,556
	HEALTH CARE 8.7%
98,100	Bio-Techne Corp	10,741,950
71,815	Cardiovascular Systems Inc (b)	1,704,888
140,400	Patterson Cos Inc	6,449,976
203,100	Premier Inc (b)	6,568,254
74,173	Vascular Solutions Inc (b)	3,577,364
		29,042,432
	INDUSTRIALS 28.5%
333,000	Actuant Corp	7,738,920
221,700	Apogee Enterprises Inc	9,907,773
28,400	Deluxe Corp	1,897,688
299,768	Donaldson Co Inc	11,190,340
46,639	G&K Services Inc, Class A	4,453,558
177,700	Generac Holdings Inc (b)	6,450,510
111,800	Graco Inc	8,273,200
172,700	Hub Group Inc, Class A (b)	7,039,252
208,800	Oshkosh Corp	11,692,800
54,300	Proto Labs Inc (b)	3,253,113
287,172	Raven Industries Inc	6,613,571
49,500	Snap-on Inc	7,522,020
112,100	Tennant Co	7,264,080
41,600	Toro Co/The	1,948,544
		95,245,369
	INFORMATION TECHNOLOGY 11.7%
298,710	Badger Meter Inc	10,009,772
315,189	Cray Inc (b)	7,419,549
150,000	MOCON Inc	2,355,000
67,034	NVE Corp	3,950,984
42,700	SPS Commerce Inc (b)	3,134,607
173,500	Stratasys Ltd (a) (b)	4,179,615
231,287	VASCO Data Security International Inc (b)	4,072,964
206,990	Workiva Inc (b)	3,752,729
		38,875,220
	MATERIALS 7.3%
187,600	Bemis Co Inc	9,569,476
155,980	Hawkins Inc	6,758,613
138,500	HB Fuller Co	6,436,095
13,500	Valspar Corp/The	1,431,945
		24,196,129

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2016

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		REAL ESTATE 4.7%
140,706		Agree Realty Corp	$6,956,505
402,000		Physicians Realty Trust	8,659,080
			15,615,585
		UTILITIES 5.1%
175,000		ALLETE Inc	10,433,500
258,800		MDU Resources Group Inc	6,583,872
			17,017,372

		TOTAL COMMON STOCKS	$326,839,436
		(cost $278,364,187)

		SHORT-TERM INVESTMENTS 3.2%
10,527,323		First American Government Obligations Fund, 0.05% (c)	$10,527,323
		(cost $10,527,323)

		TOTAL INVESTMENTS 101.1%	$337,366,759
		(cost $288,891,510)

		OTHER ASSETS AND LIABILITIES (NET) (1.1)%	(3,548,878)

		TOTAL NET ASSETS 100.0%	$333,817,881

	(a)	Foreign security denominated in U.S. dollars. As of September 30, 2016, these securities represented $4,179,615 or 1.3% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	September 30, 2016

Mairs & Power Funds Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund), and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust.

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2016, no securities were valued using this method.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  On August 1, 2016, the Trust submitted a request for a Private Letter Ruling to the Internal Revenue Service (IRS) on behalf of the Growth Fund and Balanced Fund requesting a change to the Funds’ excise tax year-end from December 31 to October 31.  The Funds received a favorable ruling on November 18, 2016.

As of September 30, 2016, the Small Cap Fund is closed to new investors.  The close is intended to promote long-term investments in the Fund, thereby contributing to a more stable asset base and the continued efficient management of the Fund.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	September 30, 2016

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by each Fund as of September 30, 2016:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$4,329,977,891	$541,233,239	$337,366,759
Level 2**	-	278,194,630	-
Level 3	-	-	-
Total	$4,329,977,891	$819,427,869	$337,366,759

*   All Level 1 investments are equity securities (common stocks and preferred securities) and short-term investments.
** All Level 2 investments are fixed income securities, excluding preferred securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels and did not hold any Level 3 investments during the period ended September 30, 2016.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,201,372,074	$548,315,260	$175,662,747
Gross unrealized appreciation	$1,726,586,535	$138,348,665	$34,471,597
Gross unrealized depreciation	(105,265,948)	(23,073,353)	(16,308,276)
Net unrealized appreciation	$1,621,320,587	$115,275,312	$18,163,321
Undistributed ordinary income	$311,161	$51,894	$51,101
Undistributed long-term capital gains	3,038,932	-	1,361,243
Total distributable earnings	$3,350,093	$51,894	$1,412,344
Other accumulated earnings	-	-	-
Total accumulated earnings	$1,624,670,680	$115,327,206	$19,575,665

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2016. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	September 30, 2016

	Share Activity
Security Name	Balance 12/31/15	Purchases	Sales	Balance 09/30/16	Dividend Income	Fair Value at 09/30/16
Cray Inc	1,710,000	670,000	310,000	2,070,000	$-	$48,727,800
MTS Systems (1)	982,849	-	982,849	-	237,000	-
NVE Corp	348,891	-	-	348,891	1,046,673	20,563,636
					$1,283,673	$69,291,436

(1) Issuer was not an affiliate as of September 30, 2016 due to sales during the period.  Dividend income is for the period in 2016 that the company was deemed an affiliate.

Item 2. Controls and Procedures.
(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title)          /s/ Mark L. Henneman
    Mark L. Henneman, President

Date          11/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Mark L. Henneman
       Mark L. Henneman, President
      (Principal Executive Officer)

Dat          11/29/16

By (Signature and Title)         /s/ Collyn E. Iblings
       Collyn E. Iblings, Assistant Treasurer
      (Principal Financial Officer)

Date          11/29/16

* Print the name and title of each signing officer under his or her signature.